Net Loss Per Share Attributable to Common Stockholders - Summary of Computation of Basic and Diluted Net Loss Per Share - Graphite Bio, Inc. (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (69,968)	$ (10,811)
Denominator:
Weighted-average Class A common shares outstanding, basic (in shares)	9,689,045,000	9,455,393,000
Weighted-average Class A common shares outstanding, diluted (in shares)	9,689,045,000	9,455,393,000
Net loss per share attributable to common stockholders-basic	$ (7.22)	$ (1.14)
Net loss per share attributable to common stockholders-diluted	$ (7.22)	$ (1.14)
Graphite Bio, Inc.
Numerator:
Net loss	$ (124,651)	$ (101,052)
Denominator:
Weighted-average common shares outstanding	58,046,553	58,111,437
Less: weighted-average unvested restricted shares and shares subject to repurchase	(1,031,394)	(3,237,762)
Weighted-average Class A common shares outstanding, basic (in shares)	57,015,159	54,873,675
Weighted-average Class A common shares outstanding, diluted (in shares)	57,015,159	54,873,675
Net loss per share attributable to common stockholders-basic	$ (2.19)	$ (1.84)
Net loss per share attributable to common stockholders-diluted	$ (2.19)	$ (1.84)